UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of September 30, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 97.0%
	Consumer Discretionary — 17.8%
	Auto Components — 0.6%
1,369	WABCO Holdings, Inc.	28,741

	Distributors — 1.0%
1,398	Genuine Parts Co.	53,200

	Diversified Consumer Services — 0.9%
2,377	H&R Block, Inc.	43,693

	Hotels, Restaurants & Leisure — 1.4%
808	Darden Restaurants, Inc.	27,582
1,490	Marriott International, Inc., Class A (c)	41,112

		68,694

	Household Durables — 1.8%
1,393	Fortune Brands, Inc.	59,888
992	Jarden Corp.	27,855
16	Mohawk Industries, Inc. (a)	773

		88,516

	Internet & Catalog Retail — 0.4%
817	Expedia, Inc. (a)	19,570

	Media — 4.2%
1,631	Cablevision Systems Corp., Class A	38,729
3,759	Clear Channel Outdoor Holdings, Inc., Class A (a)	26,315
676	Omnicom Group, Inc.	24,957
1,446	Scripps Networks Interactive, Inc., Class A	53,444
135	Washington Post Co. (The), Class B	63,392

		206,837

	Specialty Retail — 6.5%
1,481	AutoNation, Inc. (a)	26,776
284	AutoZone, Inc. (a)	41,509
731	Bed Bath & Beyond, Inc. (a)	27,449
3,493	Gap, Inc. (The)	74,740
395	Sherwin-Williams Co. (The)	23,774
1,508	Staples, Inc.	35,005
1,060	Tiffany & Co.	40,843
1,425	TJX Cos., Inc.	52,942

		323,038

	Textiles, Apparel & Luxury Goods — 1.0%
682	V.F. Corp.	49,386

	Total Consumer Discretionary	881,675

	Consumer Staples — 6.0%
	Beverages — 0.4%
441	Brown-Forman Corp., Class B	21,283

	Food & Staples Retailing — 1.7%
4,234	Safeway, Inc.	83,495

	Food Products — 1.7%
1,454	JM Smucker Co. (The)	77,066
296	McCormick & Co., Inc.	10,039

		87,105

	Household Products — 1.5%
586	Clorox Co.	34,454
	Household Products
581	Energizer Holdings, Inc. (a)	38,563

		73,017

	Tobacco — 0.7%
449	Lorillard, Inc.	33,368

	Total Consumer Staples	298,268

	Energy — 5.9%
	Oil, Gas & Consumable Fuels — 5.9%
2,722	CVR Energy, Inc. (a)	33,863
1,043	Devon Energy Corp.	70,207
1,262	Kinder Morgan Management LLC (a)	59,758
18	Murphy Oil Corp.	1,013
24	Newfield Exploration Co. (a)	1,013
2,021	Teekay Corp., (Bahamas)	44,203
4,577	Williams Cos., Inc. (The)	81,789

	Total Energy	291,846

	Financials — 27.0%
	Capital Markets — 1.6%
278	Affiliated Managers Group, Inc. (a)	18,050
61	Charles Schwab Corp. (The)	1,164
369	Northern Trust Corp.	21,473
819	T. Rowe Price Group, Inc.	37,432

		78,119

	Commercial Banks — 7.0%
703	BancorpSouth, Inc.	17,170
1,742	BB&T Corp.	47,452
419	City National Corp. (c)	16,327
800	Cullen/Frost Bankers, Inc.	41,307
2,243	KeyCorp	14,580
1,352	M&T Bank Corp. (c)	84,278
1,271	SunTrust Banks, Inc.	28,661
6,934	Synovus Financial Corp. (c)	26,003
2,248	TCF Financial Corp. (c)	29,314
1,756	Wilmington Trust Corp.	24,931
1,025	Zions Bancorp (c)	18,425

		348,448

	Insurance — 12.5%
3,338	Assurant, Inc.	107,005
3,725	Cincinnati Financial Corp.	96,804
84	Everest Re Group Ltd., (Bermuda)	7,407
1,816	Loews Corp.	62,184
9,780	Old Republic International Corp.	119,125
3,576	OneBeacon Insurance Group Ltd., Class A	49,136
2,236	Principal Financial Group, Inc.	61,249
44	ProAssurance Corp. (a)	2,275
1,227	Transatlantic Holdings, Inc.	61,574
2,052	W.R. Berkley Corp.	51,862

		618,621

	Real Estate Investment Trusts (REITs) — 4.3%
3,427	Kimco Realty Corp.	44,693
353	Public Storage	26,548
230	Rayonier, Inc.	9,401
1,139	Regency Centers Corp.	42,182
1,058	Ventas, Inc.	40,748
795	Vornado Realty Trust	51,197

	Real Estate Investment Trusts (REITs)	214,769

	Real Estate Management & Development — 1.0%
4,246	Brookfield Properties Corp., (Canada) (c)	47,807

	Thrifts & Mortgage Finance — 0.6%
1,888	People’s United Financial, Inc.	29,376

	Total Financials	1,337,140

	Health Care — 5.3%
	Health Care Equipment & Supplies — 1.5%
1,035	Becton Dickinson & Co.	72,219

	Health Care Providers & Services — 3.8%
1,510	Community Health Systems, Inc. (a)	48,215
2,010	Coventry Health Care, Inc. (a)	40,110
2,309	Lincare Holdings, Inc. (a) (c)	72,166
1,081	VCA Antech, Inc. (a)	29,076

		189,567

	Total Health Care	261,786

	Industrials — 8.2%
	Aerospace & Defense — 3.0%
416	Alliant Techsystems, Inc. (a)	32,373
556	L-3 Communications Holdings, Inc.	44,690
677	Precision Castparts Corp.	68,946

		146,009

	Commercial Services & Supplies — 1.8%
3,354	Republic Services, Inc.	89,114

	Electrical Equipment — 0.7%
943	Cooper Industries plc, (Ireland), Class A	35,444

	Industrial Conglomerates — 1.2%
1,774	Carlisle Cos., Inc.	60,143

	Machinery — 1.2%
812	Dover Corp.	31,479
604	Illinois Tool Works, Inc.	25,784

		57,263

	Road & Rail — 0.3%
390	Norfolk Southern Corp.	16,821

	Total Industrials	404,794

	Information Technology — 5.4%
	Computers & Peripherals — 0.5%
1,069	Lexmark International, Inc., Class A (a)	23,035

	Electronic Equipment, Instruments & Components — 3.7%
1,427	Amphenol Corp., Class A	53,777
2,287	Arrow Electronics, Inc. (a)	64,390
2,879	Tyco Electronics Ltd., (Switzerland)	64,147

		182,314

	Semiconductors & Semiconductor Equipment — 0.1%
443	Avago Technologies Ltd., (Singapore) (a)	7,553

	Software — 1.1%
2,273	Jack Henry & Associates, Inc.	53,336

	Total Information Technology	266,238

	Materials — 6.4%
	Chemicals — 4.5%
1,061	Airgas, Inc.	51,303
2,020	Albemarle Corp.	69,879
866	PPG Industries, Inc.	50,404
886	Sigma-Aldrich Corp.	47,805

		219,391

	Construction Materials — 0.4%
371	Vulcan Materials Co.	20,071

	Containers & Packaging — 1.5%
1,533	Ball Corp.	75,427

	Total Materials	314,889

	Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 1.7%
1,531	CenturyTel, Inc.	51,445
3,263	Windstream Corp.	33,058

		84,503

	Wireless Telecommunication Services — 1.4%
2,249	Telephone & Data Systems, Inc., Class L	66,762

	Total Telecommunication Services	151,265

	Utilities — 11.9%
	Electric Utilities — 2.8%
2,656	American Electric Power Co., Inc.	82,306
2,814	Westar Energy, Inc.	54,903

		137,209

	Gas Utilities — 4.0%
1,917	Energen Corp.	82,605
1,543	EQT Corp.	65,740
1,338	ONEOK, Inc.	49,012

		197,357

	Multi-Utilities — 4.3%
4,964	CMS Energy Corp.	66,515
641	NSTAR	20,387
1,487	PG&E Corp.	60,196
3,387	Xcel Energy, Inc.	65,166

		212,264

	Water Utilities — 0.8%
2,010	American Water Works Co., Inc.	40,089

	Total Utilities	586,919

	Total Common Stocks (Cost $4,684,774)	4,794,820

	Short-Term Investment — 3.1%
	Investment Company — 3.1%
154,374	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (Cost $154,374)	154,374

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 2.6%
	Certificate of Deposit — 0.0%
2,500	Calyon, New York, VAR, 03/15/10	2,479

	Corporate Notes — 0.3%
4,000	BBVA U.S. Senior S.A., (Spain), VAR, 03/12/10 (e)	3,999
4,000	General Electric Capital Corp., VAR, 0.400%, 03/12/10	3,958
3,000	Monumental Global Funding III, VAR, 05/24/10 (e)	2,947
3,000	Pricoa Global Funding I, VAR, 12/15/09 (e)	2,953

		13,857

SHARES

	Investment Company — 2.3%
111,794	JPMorgan Prime Money Market Fund, Capital Shares, 0.26% (b)(l)	111,794

	Total Investments of Cash Collateral for Securities on Loan (Cost $128,293)	128,130

	Total Investments — 102.7% (Cost $4,967,441)	5,077,324
	Liabilities in Excess of Other Assets — (2.7)%	(133,672)

	NET ASSETS — 100.0%	$4,943,652

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of September 30, 2009.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$619,366
Aggregate gross unrealized depreciation	(509,483)

Net unrealized appreciation/depreciation	$109,883

Federal income tax cost of investments	$4,967,441

Mid Cap Value Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$5,060,988	$16,336	—	$5,077,324

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of certificates of deposits and corporate notes that is held as an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 24, 2009

By:

/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

November 24, 2009